21. Income tax and social contribution (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets		R$ 337
Deferred income tax and social contribution, liabilities	(1,034)	(1,195)
Deferred income tax and social contribution, net	(1,034)	(858)	R$ (225)	R$ (95)
Tax losses and negative basis of social contribution [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	514	453
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	514	453
Provision for contingencies [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	376	321
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	376	321
Goodwill tax amortization [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(496)	(604)
Deferred income tax and social contribution, net	(496)	(604)
Mark-to-market adjustment [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(6)	(7)
Deferred income tax and social contribution, net	(6)	(7)
Technological innovation - future realization [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(5)	(7)
Deferred income tax and social contribution, net	(5)	(7)
Fixed assets, tradename and investment property [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(1,681)	(1,359)
Deferred income tax and social contribution, net	(1,681)	(1,359)
Unrealized gains with tax credits [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets		82
Deferred income tax and social contribution, liabilities	(402)	(322)
Deferred income tax and social contribution, net	(402)	(240)
Net adjustments of IFRS 16 [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	389	356
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	389	356
Cash flow hedge [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	11
Deferred income tax and social contribution, liabilities		(80)
Deferred income tax and social contribution, net	11	(80)
Other [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	29	117
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	29	117
Presumed profit on equity of exito [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	237	192
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	237	192
Deferred income tax and social contribution assets (liabilities) [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	1,556	1,521
Deferred income tax and social contribution, liabilities	(2,590)	(2,379)
Deferred income tax and social contribution, net	(1,034)	(858)
Off-set assets and liabilities [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	(1,556)	(1,184)
Deferred income tax and social contribution, liabilities	1,556	1,184
Deferred income tax and social contribution, net